Taxes (Details 1)	12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012
Income Tax Disclosure [Abstract]
U.S. Statutory rate	34.00%		34.00%
Foreign income not recognized in U.S.A	(34.00%)		(34.00%)
BVI income tax	0.00%		0.00%
PRC income tax	25.00%		25.00%
China income tax exemption	0.00%		(2.80%)
Other item (1)	36.30%	[1]	(0.80%)	[1]
Effective rate	61.30%		21.40%

[1]	The 36.3% for the year ended June 30, 2013 was mainly due to the Chinese entities, excluding Baofeng, which had losses before income taxes. Per Chinese tax regulations, net operating losses can be carried forward to offset operating income for the next five years. In addition, some of the expenses are not deductible for PRC income tax purpose. Deferred tax assets should be fully realized. Management evaluated the future operating forecast and noted that the Chinese entities, excluding Baofeng, would have losses in the next few years; and therefore, the management provided a 100% valuation allowance for the deferred tax assets. The (0.8)% for the year ended June 30, 2012 mainly represents a change in fair value of warrants of $4,852,399 incurred by the Company that was not subject to the income tax.